SUBSIDIARY PUBLIC ISSUERS - Additional Information (Details) - CAD ($) $ in Millions	Jun. 30, 2026	Sep. 24, 2025	May 16, 2025
Medium-term notes, maturing january 6, 2031
Disclosure of information about consolidated structured entities [line items]
Notional amount		$ 700
Medium-term notes, maturing january 6, 2031 | Fixed interest rate
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate	3.70%	3.70%
Medium-term Notes, Maturing January 6, 2031 Tranche One
Disclosure of information about consolidated structured entities [line items]
Notional amount		$ 375
Borrowings, interest rate		3.70%
Medium-term Notes, Maturing January 6, 2031 Tranche Two
Disclosure of information about consolidated structured entities [line items]
Notional amount		$ 325
Borrowings, interest rate		4.526%
Subordinated notes, maturing september 1, 2055
Disclosure of information about consolidated structured entities [line items]
Notional amount			$ 250
Subordinated notes, maturing september 1, 2055 | Fixed interest rate
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate	5.60%		5.60%
Subordinated Notes, Maturing September 1, 2030, | Floating interest rate
Disclosure of information about consolidated structured entities [line items]
Borrowings variable rate			0.027